PHOENIX INSIGHT BOND FUND AND PHOENIX INSIGHT HIGH YIELD BOND FUND,
                      SERIES OF PHOENIX INSIGHT FUNDS TRUST
       Supplement dated February 6, 2007 to the A and C Shares Prospectus dated June 26, 2006, as supplemented August 1, 2006, October 2, 2006,
                    November 17, 2006 and December 15, 2006

          Supplement dated February 6, 2007 to the Institutional Shares
         Prospectus dated June 26, 2006, as supplemented August 1, 006,
            October 2, 2006, November 17, 2006 and December 7, 2006

                        Supplement dated February 6, 2007
     to the to the Statement of Additional Information dated June 26, 2006, as supplemented August 1, 2006, October 2, 2006,
             November 17, 2006 December 6, 2006 and December 7, 2006

           PHOENIX BOND FUND AND PHOENIX EARNINGS DRIVEN GROWTH FUND,
                      SERIES OF PHOENIX OPPORTUNITIES TRUST
               Supplement dated February 6, 2007 to the Prospectus
       and the Statement of Additional Information dated January 31, 2007

                            PHOENIX HIGH YIELD FUND,
                         A SERIES OF PHOENIX SERIES FUND
           Supplement dated February 6, 2007 to the Prospectus and the
          Statement of Additional Information dated November 21, 2006, as supplemented January 24, 2007

                         PHOENIX STRATEGIC GROWTH FUND,
                A SERIES OF PHOENIX STRATEGIC EQUITY SERIES FUND
           Supplement dated February 6, 2007 to the Prospectus and the
  Statement of Additional Information dated September 29, 2006, as supplemented
    October 6, 2006, November 13, 2006, December 6, 2006 and December 7, 2006



IMPORTANT NOTICE TO INVESTORS

    The name of the Funds' subadviser has changed to SCM Advisors LLC. Previously, the subadviser was named Seneca Capital Management LLC. Accordingly, all references in the Prospectus and Statement of Additional Information to Seneca Capital Management LLC are hereby amended to refer to SCM Advisors LLC.

       INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND THE
           STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

PXP 4736/SCMName--(02/07)